Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701